Income Taxes Rate Reconciliation for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%	26.50%
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (17,923)	$ (12,877)	$ (3,360)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(1,652)	(2,038)	(354)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(34,477)	12,689	2,952
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount	2,130	1,567	812
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	8,699	0	0
Effective Income Tax Rate Reconciliation, Section 382 limitation	41,044	0	0
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	3,004	(707)	(8)
Provision for (benefit from) income taxes	$ 825	$ (1,366)	$ 42